Financial Instruments	6 Months Ended
Jun. 30, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Financial Instruments	27. FINANCIAL INSTRUMENTS
a) Measurement basis of financial assets and liabilities
Disclosures relating to fair value measurement and hierarchy, valuation techniques and the control framework and related aspects pertaining to financial instruments at fair value are included in the 2022 Annual Report. Valuation, sensitivity methodologies and inputs at 30 June 2023 are consistent with those described in Note 39 to the Consolidated Financial Statements in the 2022 Annual Report. Details regarding fair value measurement under a valuation technique of groups of financial assets and liabilities with offsetting positions in market risks or credit risks, on the basis of net exposure using the exception under IFRS 13, can be found in Note 39(a) to the Consolidated Financial Statements in the 2022 Annual Report.
b) Fair values of financial instruments carried at amortised cost
The following tables analyse the fair value of the financial instruments carried at amortised cost at 30 June 2023 and 31 December 2022. Cash and balances at central banks, which consist of demand deposits with the Bank of England, together with cash in tills and ATMs, have been excluded from the table as the carrying amount is deemed an appropriate approximation of fair value. Details of the valuation methodology of the financial assets and financial liabilities carried at amortised cost can be found in Note 39(d) to the Consolidated Financial Statements in the 2022 Annual Report.

	30 June 2023		31 December 2022
	Fair	Carrying	Fair	Carrying
	value	value	value	value
	£m	£m	£m	£m
Assets
Loans and advances to customers	207,690	215,010	216,451	223,840
Loans and advances to banks	1,276	1,276	1,105	1,105
Reverse repurchase agreements - non trading	12,007	12,024	7,341	7,348
Other financial assets at amortised cost	138	152	144	156
	221,111	228,462	225,041	232,449
Liabilities
Deposits by customers	191,581	191,638	197,280	197,313
Deposits by banks	25,659	25,602	28,051	28,543
Repurchase agreements - non trading	9,853	9,853	7,982	7,982
Debt securities in issue	34,322	35,083	35,255	36,420
Subordinated liabilities	2,409	2,150	2,511	2,332
	263,824	264,326	271,079	272,590
c) Fair values of financial instruments measured at fair value
The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 30 June 2023 and 31 December 2022, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

		30 June 2023				31 December 2022
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	1,446	—	1,446	—	2,049	—	2,049	A
	Interest rate contracts	—	3,241	3	3,244	—	2,406	7	2,413	A & C
	Equity and credit contracts	—	107	57	164	—	103	47	150	B & D
	Netting	—	(2,262)	—	(2,262)	—	(2,173)	—	(2,173)
		—	2,532	60	2,592	—	2,385	54	2,439
Other financial assets at FVTPL	Loans and advances to customers	—	280	42	322	—	294	45	339	A
	Debt securities	—	159	60	219	—	13	72	85	A, B & D
	Equity securities	—	46	27	73	—	—	10	10	B
		—	485	129	614	—	307	127	434
Financial assets at FVOCI	Debt securities	6,968	104	—	7,072	5,996	28	—	6,024	D
		6,968	104	—	7,072	5,996	28	—	6,024
Total assets at fair value		6,968	3,121	189	10,278	5,996	2,720	181	8,897

Liabilities
Derivative financial instruments	Exchange rate contracts	—	446	—	446	—	489	—	489	A
	Interest rate contracts	—	3,365	—	3,365	—	2,662	4	2,666	A & C
	Equity and credit contracts	—	12	9	21	—	18	8	26	B & D
	Netting	—	(2,262)	—	(2,262)	—	(2,173)	—	(2,173)
		—	1,561	9	1,570	—	996	12	1,008
Other financial liabilities at FVTPL	Debt securities in issue	—	463	—	463	—	477	3	480	A
	Structured deposits	—	401	—	401	—	321	—	321	A
	Collateral and associated financial guarantees	—	—	—	—	—	2	—	2	D
		—	864	—	864	—	800	3	803
Total liabilities at fair value		—	2,425	9	2,434	—	1,796	15	1,811
Transfers between levels of the fair value hierarchy
In H123 there were no significant (H122: no significant) transfers of financial instruments between levels of the fair value hierarchy.
d) Valuation techniques
The main valuation techniques employed in internal models to measure the fair value of the financial instruments are disclosed in Note 39(b) to the Consolidated Financial Statements in the 2022 Annual Report. Santander UK made a material change to the valuation of unlisted equity holdings in H123. For more details, see Note 8.
e) Fair value adjustments
The internal models incorporate assumptions that Santander UK believes would be made by a market participant to establish fair value. Fair value adjustments are adopted when Santander UK considers that there are additional factors that would be considered by a market participant that are not incorporated in the valuation model.
Santander UK classifies fair value adjustments as either ‘risk-related’ or ‘model-related’. The fair value adjustments form part of the portfolio fair value and are included in the balance sheet values of the product types to which they have been applied.
The fair value adjustments are set out in the following table:

	30 June 2023	31 December 2022
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	(8)	(12)
- Uncertainty	21	27
- Credit risk adjustment	(3)	(1)
- Funding fair value adjustment	—	1
	10	15
Day One profit	(1)	(1)
	9	14
Risk-related adjustments
Risk-related adjustments are driven, in part, by the magnitude of Santander UK’s market or credit risk exposure, and by external market factors, such as the size of market spreads. For more details, see ‘Risk-related adjustments’ in Note 39(f) to the Consolidated Financial Statements in the 2022 Annual Report.
f) Internal models based on information other than market data (Level 3)
Valuation techniques
There have been no significant changes to the valuation techniques as set out in Note 39(g) to the Consolidated Financial Statements in the 2022 Annual Report.
Reconciliation of fair value measurement in Level 3 of the fair value hierarchy
The following table sets out the movements in Level 3 financial instruments in H123:

	Assets			Liabilities
	Derivatives	Other financial assets at FVTPL	Total	Derivatives	Other financial liabilities at FVTPL	Total
	£m	£m	£m	£m	£m	£m
At 1 January 2023	54	127	181	(12)	(3)	(15)
Total (losses)/gains recognised:
Fair value movements(2)	14	62	76	(1)	—	(1)
Foreign exchange and other movements	—	(6)	(6)	—	—	—
Purchases	—	1	1	—	—	—
Transfers out	—	(46)	(46)	—	—	—
Netting(1)	—	(2)	(2)	—	—	—
Settlements	(8)	(7)	(15)	4	3	7
At 30 June 2023	60	129	189	(9)	—	(9)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period(2)	14	56	70	(1)	—	(1)
(1)This relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated cash deposits. For more, see ‘ii) Credit protection entities’ in Note 19 to the Consolidated Financial Statements in the 2022 Annual Report
(2)Fair value movements relating to derivatives and other financial assets at FVTPL are recognised in other operating income in the income statement.
Effect of changes in significant unobservable assumptions to reasonably possible alternatives (Level 3)
There has been no significant change to the unobservable inputs and sensitivities used in Level 3 fair values as set out in Note 39(g) to the Consolidated Financial Statements in the 2022 Annual Report.